Note 26	12 Months Ended
Dec. 31, 2021
Common Stock [Abstract]
Disclosure of Common Stock [Text Block]	Common stock
As of December 31, 2021, 2020 and 2019, BBVA’s common stock amounted to €3,267,264,424.20 divided into 6,667,886,580 fully subscribed and paid-up registered shares, all of the same class and series, at €0.49 par value each, represented through book-entries. All of the Bank shares carry the same voting and dividend rights, and no single stockholder enjoys special voting rights. Each and every share is part of the Bank’s common stock.
The Bank’s shares are traded on the stock markets of Madrid, Barcelona, Bilbao and Valencia through the Sistema de Interconexión Bursátil Español (Mercado Continuo), as well as on the London and Mexico stock markets. BBVA American Depositary Shares (ADSs) traded on the New York Stock Exchange under the ticker “BBVA”.
Additionally, as of December 31, 2021, the shares of Banco BBVA Peru, S.A., BBVA Banco Provincial, S.A., Banco BBVA Colombia, S.A., Banco BBVA Argentina, S.A., and Garanti BBVA A.S., were listed on their respective local stock markets. Banco BBVA Argentina, S.A. was also quoted in the Latin American market (Latibex) of the Madrid Stock Exchange and the New York Stock Exchange. Also, the Depositary Receipts (“DR”) of Garanti BBVA, A.S. are listed in the London Stock Exchange. BBVA is also currently included, amongst other indexes, in the IBEX 35® Index, which is made up by the 35 most liquid securities traded on the Spanish Market and, technically, it is a price index that is weighted by capitalization and adjusted according to the free float of each company comprised in the index.
As of December 31, 2021, State Street Bank and Trust Co., The Bank of New York Mellon SA NV and Chase Nominees Ltd in their capacity as international custodian/depositary banks, held 14.26%, 2.45%, and 7.69% of BBVA common stock, respectively. Of said positions held by the custodian banks, BBVA is not aware of any individual shareholders with direct or indirect holdings greater than or equal to 3% of BBVA common stock outstanding.
On February 1, 2022, Blackrock, Inc. reported to the SEC that it beneficially owned 7.2% of BBVA’s common stock.
GQG Partners LLC, on February 11, 2021, notified the Spanish National Securities Market Commission (CNMV) that it now has a direct interest in BBVA's capital stock, totaling 3.090%, through voting rights attributed to the shares.
On the other hand, BBVA is not aware of any direct or indirect interests through which control of the Bank may be exercised. Furthermore, BBVA has not received any information on stockholder agreements including the regulation of the exercise of voting rights at its annual general meetings or restricting or placing conditions on the free transferability of BBVA shares. No agreement is known that could give rise to changes in the control of the Bank.BBVA banking subsidiaries, associates and joint ventures worldwide, are subject to supervision and regulation from a variety of regulatory bodies in relation to, among other aspects, the satisfaction of minimum capital requirements. The obligation to satisfy such capital requirements may affect the ability of such entities to transfer funds in the form of cash dividends, loans or advances. In addition, under the laws of the various jurisdictions where such entities are incorporated, dividends may only be paid out through funds legally available for such purpose. Even when the minimum capital requirements are met and funds are legally available, the relevant regulators or other public administrations could discourage or delay the transfer of funds to the Group in the form of cash, dividends, loans or advances for prudential reasons.
Resolutions adopted by the Annual General Meeting
Capital increase
BBVA's AGM held on March 17, 2017 resolved, under agenda item four, to confer authority on the Board of Directors to increase Bank's share capital, on one or several occasions, within the legal term of five years of the approval date of the authorization, up to the maximum amount corresponding to 50% of Bank's share capital at the time on which the resolution was adopted, likewise conferring authority to the Board of Directors to totally or partially exclude shareholders' pre-emptive subscription rights over any specific issue that may be made under such authority.
However, the power to exclude pre-emptive subscription rights was limited, such that the nominal amount of the capital increases resolved or effectively carried out with the exclusion of pre-emptive subscription rights in use of the referred authority and those that may be resolved or carried out to cover the conversion of mandatory convertible issues that may also be made with the exclusion of pre-emptive subscription rights in use of the authority to issue convertible securities conferred by the AGM held on March 17, 2017, under agenda item five (without prejudice to the anti-dilution adjustments and this limit not being applicable to contingent convertible issues) shall not exceed the nominal maximum overall amount of 20% of the share capital of BBVA at the time of the authorization.

As of the date of this document, the Bank's Board of Directors has not exercised the authority conferred by the AGM.
Convertible and/or exchangeable securities:
Note 22.4 introduces the details of the convertible and/or exchangeable securities.